Deposits (Schedule of Deposits by Time Remaining on Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Certificates of deposit less than $100,000	$ 49,621
Certificates of deposit $100,000 or more	22,424
Total certificates of deposit	72,045	91,549
3 Months or Less [Member]
Certificates of deposit less than $100,000	14,792
Certificates of deposit $100,000 or more	5,341
Total certificates of deposit	20,133
3 to 6 Months [Member]
Certificates of deposit less than $100,000	10,823
Certificates of deposit $100,000 or more	3,637
Total certificates of deposit	14,460
7 to 12 Months [Member]
Certificates of deposit less than $100,000	7,027
Certificates of deposit $100,000 or more	4,067
Total certificates of deposit	11,094
Over 12 Months [Member]
Certificates of deposit less than $100,000	16,979
Certificates of deposit $100,000 or more	9,379
Total certificates of deposit	$ 26,358